Balance Sheet Components - Schedule of Accrued Liabilities (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued payroll and related benefits	$ 1,779,000	$ 1,652,000	$ 1,233,000
Accrued non-cancellable purchase commitments	0	0	1,502,000
Accrued accounts payable	478,000	946,000	517,000
Sales tax and medical device excise tax payable	33,000	499,000	98,000
Accrued legal and accounting	410,000	901,000	84,000
Accrued interest		142,000	78,000
Accrued debt facility fee	1,500,000
Other	814,000	296,000	536,000
Total accrued liabilities	$ 5,014,000	$ 4,436,000	$ 4,048,000